Loss Before Income Tax - Summary of Research and Development Expenses (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Material income and expense [abstract]
Research and development expense	$ 25,652,648	$ 19,339,045